Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
Note 19 - Share-Based Compensation
Share options
We have adopted a long-term share option scheme (the “Borr Scheme”). The Borr Scheme permits our board of directors (the “Board”), at its discretion, to grant options to employees and Directors of the Company, or its subsidiaries, to acquire shares in the Company at a specified price at a later date. Share options granted under the Borr Scheme will vest at a date determined by the Board at the date of the grant. The options granted under the plan to date have five-year terms and have various vesting profiles, which range over one year to four year periods. The total number of shares authorized by the Board to be issued under the Borr Scheme is 15,987,000.
In February 2024, the Company retrospectively amended its Borr Scheme to reduce the exercise price by the amount of dividends or other capital distributions declared by the Company on a per share basis, effectively offering all option holders with dividend protection resulting in zero expected dividend rate.
A summary of the share options activity under the employee share option plan as of December 31, 2025, and changes during the year then ended is presented below:

	2025
	Number	Weighted Avg. Exercise Price (In $)	Weighted average remaining contractual term in years	Aggregate intrinsic value (In $ millions)
Outstanding at January 1	12,638,326	4.44
Granted during the year	—	—
Exercised during the year	(389,999)	1.66
Forfeited during the year	(273,332)	6.00
Expired during the year	(53,334)	4.04
Outstanding at December 31	11,921,661	4.45	2.0	8.7
Exercisable at December 31	7,475,001	3.47	1.5	8.7
The total intrinsic value of the share options exercised during the year ended December 31, 2025 was $0.4 million ($3.2 million in 2024 and $2.2 million in 2023).
Details regarding share option issuances are as follows:

	For the Years Ended December 31,
	2025	2024	2023
Number of share options granted (in number of shares)	—	2,990,000	2,100,000
Weighted average exercise price per share at grant date (in $)	$—	$6.68	$6.65
Weighted-average grant date fair value per share (in $)	$—	$1.88	$2.63
Inputs at the grant date for the Black Scholes option pricing model were as follows:

	2024	2023
Expected future volatility	45%	59%
Expected dividend rate	—%	—%
Risk-free rate	3.8% to 4.0%	4.3% to 4.8%
Expected life after vesting	3.0 years	3.3 years
The volatility was derived by using an average of the historic volatility of the Company’s shares since listing on the Oslo Stock Exchange (“OSE”), peer group volatility and Oslo Energy sector index volatility.
The source of the risk-free rate is the U.S. Department of the Treasury for instruments with similar terms.
The expected life after vesting is the expected anticipated time period between the grant date and the exercise date or post-vesting cancellation date.
Restricted share units
Directors
We granted 327,270 RSUs to our Directors during the year ended December 31, 2025. These RSUs will vest in full on September 30, 2026 and are conditional on the recipients continuing to serve as a Director at the date of vesting. We granted 136,610 RSUs to our Directors during the year ended December 31, 2024 and these RSUs vested on September 30, 2025. We granted 112,780 RSUs to our Directors during the year ended December 31, 2023 and these RSUs vested on September 30, 2024.
Employees
Pursuant to the Long Term Incentive Plan (“LTIP”), we granted 1,391,749 RSUs to certain employees during the year ended December 31, 2025 and these RSUs will vest in three equal tranches on September 1, 2026, 2027 and 2028 and are conditional on the recipient continuing to serve as an employee at the date of vesting. We granted 750,000 RSUs to our former CEO during the year ended December 31, 2024. A portion of the RSUs vested on December 31, 2025 and the remaining will vest on December 31, 2026, and vesting is conditional on the recipient continue to serve as an executive or a Board member at the date of vesting. No RSUs were granted for the year ended December 31, 2023.
A summary of the movements of our RSUs during the year ended December 31, 2025 is presented below:

	2025
	Number	Weighted Avg Grant Date Fair Value (In $)
Non-vested at January 1	886,610	5.79
Granted during the year	1,719,019	2.93
Vested during the year (1)	(636,610)	5.79
Non-vested at December 31	1,969,019	3.30
(1) 527,322 RSUs vested during the year ended December 31, 2025 were not yet issued as of December 31, 2025.
The grant date fair value of the RSUs is estimated using the closing market price of our common shares at the grant date adjusted by the expected dividend rate. The aggregate fair value of RSUs vested, based on the closing market price of our common shares on the grant date, during the years ended December 31, 2025 was $3.7 million ($0.7 million in 2024 and $0.5 million in 2023).
Performance share units
Pursuant to the LTIP, we granted 1,343,639 PSUs to certain employees of the Company during the year ended December 31, 2025. The PSUs will vest on September 1, 2028 depending on the total shareholder return performance of the Company over the period between award and vesting versus a certain set of industry peers, and are conditional on the recipient continuing to serve as an employee at the date of vesting. Based on the level of achievement for this market based performance award, share amounts ranging from zero to 200% of the target shares can be awarded.
We granted 250,000 PSUs to our former Chief Executive Officer (“CEO”) during the year ended December 31, 2024. The PSUs will vest in full on December 31, 2026 depending on the total shareholder return performance of the Company over the period between award and vesting versus a certain set of industry peers and are conditional on the recipient continuing to serve as an executive at the date of vesting. Based on the level of achievement for this market based performance award, share amounts ranging from zero to 100% of the target shares can be awarded.
A summary of the movements of our PSUs during the year ended December 31, 2025 is presented below:

	2025
	Number	Weighted Avg Grant Date Fair Value (In $)
Non-vested at January 1	750,000	4.23
Granted during the year	1,343,639	3.88
Expired during the year (1)	(500,000)	2.02
Non-vested at December 31	1,593,639	4.63
(1) PSUs granted during the year ended December 31, 2022 to our former CEO that did not meet the performance criteria.
No common shares were issued due to the vesting of PSUs for the years ended December 31, 2025, 2024 and 2023.
The fair value of PSUs is measured at grant date using the Monte Carlo simulation model using the following inputs:

	For the Years Ended December 31,
	2025	2024
Expected future volatility	50%	52%
Share price at grant date (in $)	$2.91	$6.81
Expected dividend rate	—%	6.2%
Risk-free rate	3.47%	4.23%
Grant date fair value (in $)	$3.88	$8.64
No PSUs were granted during the year ended December 31, 2023.
The volatility was derived by using an average of the (i) historic volatility of the Company’s shares since listing on the NYSE and (ii) peer group volatility.
The source of the risk-free rate is the U.S. Department of the Treasury for instruments with similar terms or the risk-free interest rate currently available on zero-coupon government issues denominated in the currency of the market in which the peers’ shares primarily trades for instruments with similar terms.
Common shares available for future issuance
Either authorized unissued common shares or treasury shares of the Company may be used to satisfy exercised options or vested RSUs and PSUs and for other purposes including issuance of shares to Directors and employees as part of their annual compensation.
Share-based compensation expense
Share-based compensation expense for employees is recognized over the vesting period as rig operating and maintenance expenses or general and administrative expenses, based on the employee’s profit center, in the Consolidated Statements of Operations. Share-based compensation for Directors is recognized over the vesting period as general and administrative expenses in the Consolidated Statements of Operations.
Total share-based payment compensation expense was as follows:

	For the Years Ended December 31,
(In $ millions)	2025	2024	2023
Share-options	5.7	6.1	4.8
RSUs	4.0	2.2	0.5
PSUs	1.6	0.8	0.3
Total	11.3	9.1	5.6
As of December 31, 2025, there was $13.3 million of total unrecognized compensation costs related to non-vested share options, RSUs and PSUs, which are expected to be recognized over an average period of 1.1 years.